Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stock-Based Compensation [Abstract]
Summary Of Stock Compensation Expense

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2020	2019	2020	2019
Statement of operations line item:
General and administrative	$66,351	$119,719	$138,771	$236,398
Research and development	2,718	7,934	6,600	52,255

Total	$69,069	$127,653	$145,371	$288,653

	For the Year Ended December 31,
	2019	2018
Statement of operations line item:
General and administrative	$393,483	$883,855
Research and development	63,267	344,480

Total	$456,750	$1,228,335

Schedule Of Assumptions Made In Calculating The Fair Value Of Options

	For the Year Ended December 31,
	2019	2018
Black-Scholes assumptions
Expected dividend yield	0%	0%
Expected volatility	74-75%	69-73%
Risk-free interest rate	1.9-2.6%	2.3-2.9%
Expected term (in years)	5.5-6 years	5.5-6 years

Summary Of Share-Based Transactions

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2020	204,574	$35.60	7.3 years	$-
Granted	-	$-
Exercised	-	$-
Expired	(2,996)	$156.41
Cancelled	(55,354)	$59.54

Outstanding, June 30, 2020	146,224	$24.06	7.6 years	$-
Exercisable, June 30, 2020	98,834	$28.65	7.3 years	$-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, January 1, 2019	255,922	$41.88	7.8 years	$-
Granted	52,465	$6.41
Exercised	-	$-
Expired	(2,080)	$97.78
Cancelled	(101,733)	$34.99

Outstanding, December 31, 2019	204,574	$35.60	7.3 years	$-
Exercisable, December 31, 2019	123,263	$51.15	6.2 years	$-

Summary Of Unvested Shares

	2020
	Number of Options	Weighted Average Fair Value at Grant Date
Unvested at January 1, 2020	81,311	$7.90
Granted	-	$-
Vested	(33,127)	$5.53
Cancelled	(794)	$9.12

Unvested at June 30, 2020	47,390	$9.55

	2019
	Number of Options	Weighted Average Fair Value at Grant Date
Unvested at January 1, 2019	131,531	$13.19
Granted	52,465	$4.20
Vested	(51,386)	$14.12
Cancelled	(51,299)	$11.47

Unvested at December 31, 2019	81,311	$7.90

Summary Of RSU Activity

	Number of RSUs	Weighted Average Grant Date Fair Value
Outstanding, January 1, 2019	1,394	$22.08
Granted	-	$-
Vested and Released	(464)	$22.08
Cancelled	(930)	$22.08

Outstanding, December 31, 2019	-	$-